(NYSE Arca, Inc.: SOVF)

Schedule of Investments

October 31, 2025

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.87%
Banking - 1.73%
Triumph Financial, Inc.(a)	34,505	$1,879,142

Consumer Discretionary Products - 7.22%
Columbia Sportswear Co.	15,487	768,620
Grand Canyon Education, Inc.(a)	12,772	2,404,967
LCI Industries	32,055	3,317,372
Miller Industries, Inc.	33,898	1,360,666
		7,851,625

Consumer Staple Products - 3.39%
Coca-Cola Consolidated, Inc.	12,559	1,637,442
J & J Snack Foods Corp.	3,841	325,141
Tyson Foods, Inc., Class A	25,717	1,322,111
Westrock Coffee Co.(a)	92,199	406,598
		3,691,292

Financial Services - 5.65%
Charles Schwab Corp.	11,407	1,078,190
CME Group, Inc.	3,176	843,196
P10, Inc., Class A	153,496	1,559,519
Raymond James Financial, Inc.	11,535	1,830,258
S&P Global, Inc.	1,708	832,155
		6,143,318

Health Care - 15.35%
Amicus Therapeutics, Inc.(a)	457,580	4,131,948
Becton, Dickinson and Co.	1,587	283,613
Molina Healthcare, Inc.(a)	22,023	3,370,840
National HealthCare Corp.	15,798	1,886,913
NeoGenomics, Inc.(a)	40,020	390,995
Option Care Health, Inc.(a)	104,160	2,711,285
ResMed, Inc.	5,305	1,309,698
U.S. Physical Therapy, Inc.	30,295	2,613,550
		16,698,842

Industrial Products - 5.76%
AZZ, Inc.	11,360	1,134,296
CSW Industrials, Inc.	4,073	1,019,961
Douglas Dynamics, Inc.	72,485	2,191,221
IDEX Corp.	2,731	468,257
ITT, Inc.	6,309	1,167,607
Lincoln Electric Holdings, Inc.	1,215	284,857
		6,266,199
	Shares	Value
Industrial Services - 15.36%
APi Group Corp.(a)	16,553	$609,482
EMCOR Group, Inc.	822	555,491
Fastenal Co.	14,974	616,180
Fermi, Inc.(a)	76,720	2,010,831
H&R Block, Inc.	25,460	1,266,380
Healthcare Services Group, Inc.(a)	146,096	2,610,736
Insperity, Inc.	69,626	3,071,899
J.B. Hunt Transport Services, Inc.	3,345	564,837
Kforce, Inc.	15,811	400,018
SiteOne Landscape Supply, Inc.(a)	9,400	1,219,838
United Parcel Service, Inc., Class B	33,456	3,225,828
Waste Connections, Inc.	3,346	561,057
		16,712,577

Insurance - 9.25%
American Financial Group, Inc.	20,167	2,655,591
Arthur J. Gallagher & Co.	5,293	1,320,551
Erie Indemnity Co., Class A	2,324	680,095
Goosehead Insurance, Inc., Class A	17,216	1,182,223
Primerica, Inc.	10,073	2,617,670
The Progressive Corp.	7,825	1,611,950
		10,068,080

Materials - 2.12%
Greif, Inc., Class A	40,577	2,308,426

Media - 0.29%
Advantage Solutions, Inc.(a)	244,237	312,623

Oil & Gas - 2.98%
APA Corp.	46,906	1,062,421
Devon Energy Corp.	33,302	1,081,982
Diamondback Energy, Inc.	7,668	1,097,981
		3,242,384

Real Estate - 2.99%
Camden Property Trust	5,104	507,746
CBRE Group, Inc., Class A(a)	14,506	2,211,149
SBA Communications Corp., Class A	2,795	535,187
		3,254,082

Retail & Wholesale - Staples - 2.34%
Copart, Inc.(a)	10,807	464,809
O'Reilly Automotive, Inc.(a)	6,947	656,075
US Foods Holding Corp.(a)	9,468	687,566
Walmart, Inc.	7,289	737,501
		2,545,951

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 13.50%
Alkami Technology, Inc.(a)	93,623	$1,899,611
Automatic Data Processing, Inc.	2,035	529,711
Endava PLC - Sponsored ADR(a)	19,883	184,315
Euronet Worldwide, Inc.(a)	33,776	2,562,247
Fiserv, Inc.(a)	24,831	1,655,979
HubSpot, Inc.(a)	869	427,478
Paycom Software, Inc.	6,159	1,152,287
Paylocity Holding Corp.(a)	7,754	1,095,408
Repay Holdings Corp., Class A(a)	504,706	2,165,189
Science Applications International Corp.	5,145	482,138
SPS Commerce, Inc.(a)	15,407	1,267,072
Verra Mobility Corp., Class A(a)	54,402	1,262,670
		14,684,105

Tech Hardware & Semiconductors - 7.65%
Arista Networks, Inc.(a)	9,798	1,545,047
Cisco Systems, Inc.	32,351	2,365,181
Diodes, Inc.(a)	22,278	1,188,754
NetApp, Inc.	7,050	830,349
Qorvo, Inc.(a)	9,336	886,173
Super Micro Computer, Inc.(a)	28,976	1,505,593
		8,321,097

Utilities - 4.29%
NextEra Energy, Inc.	16,229	1,321,040
Vistra Corp.	17,763	3,344,773
		4,665,813

TOTAL COMMON STOCKS
(Cost $114,134,526)		108,645,556

MONEY MARKET FUNDS - 0.18%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.06%(b)	200,386	200,386

TOTAL MONEY MARKET FUNDS
(Cost $200,386)		200,386

TOTAL INVESTMENTS - 100.05%
(Cost $114,334,912)		$108,845,942

Liabilities In Excess of Other Assets - (0.05%)		(55,197)

NET ASSETS - 100.00%		$108,790,745

(a)	Non-income producing security.

(b)	Rate disclosed is 7-Day Yield as of October 31, 2025.

Investment Abbreviations:

ADR - American Depository Receipt

PLC - Public Limited Company

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This report includes the Schedule of Investments for one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The NAV of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of October 31, 2025:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$108,645,556	$–	$–	$108,645,556
Money Market Funds	200,386	–	–	200,386
Total	$108,845,942	$–	$–	$108,845,942

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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